Debt Securities in Issue - Summary of Maturities of Debt Securities in Issue (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Total debt securities	€ 118,929	€ 119,751
Fixed rate debt securities [member]
Disclosure of financial liabilities [line items]
Total debt securities	86,292	85,496
Fixed rate debt securities [member] | Within 1 year [member]
Disclosure of financial liabilities [line items]
Total debt securities	26,134	32,626
Fixed rate debt securities [member] | More than 1 year but less than 2 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	8,442	7,766
Fixed rate debt securities [member] | More than 2 years but less than 3 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	13,309	10,267
Fixed rate debt securities [member] | More than 3 years but less than 4 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	3,185	8,228
Fixed rate debt securities [member] | More than 4 years but less than 5 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	6,704	6,288
Fixed rate debt securities [member] | More than 5 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	28,518	20,321
Floating rate debt securities [member]
Disclosure of financial liabilities [line items]
Total debt securities	32,637	34,255
Floating rate debt securities [member] | Within 1 year [member]
Disclosure of financial liabilities [line items]
Total debt securities	22,050	22,684
Floating rate debt securities [member] | More than 1 year but less than 2 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	4,806	4,134
Floating rate debt securities [member] | More than 2 years but less than 3 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	3,219	1,587
Floating rate debt securities [member] | More than 3 years but less than 4 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	456	1,234
Floating rate debt securities [member] | More than 4 years but less than 5 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	1,451	1,563
Floating rate debt securities [member] | More than 5 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	€ 655	€ 3,053